CONVERTIBLE NOTES - Schedule of Net Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes Payable, Noncurrent	$ 0	$ 569,714
Current portion of convertible notes, net	572,880	0
Amortization of Debt Issuance Costs and Discounts	3,166	4,194	$ 5,213
2025 Convertible notes
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding	575,000	575,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	2,120	5,286
Convertible Notes Payable, Noncurrent		569,714
Current portion of convertible notes, net	572,880
Amortization of Debt Issuance Costs and Discounts	3,166	3,148	3,131
2023 Convertible note
Amortization of Debt Issuance Costs and Discounts	$ 0	$ 1,046	$ 2,082